Expense Example, No Redemption (USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares | Vanguard Ohio Tax-Exempt Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares | Vanguard Ohio Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	$ 217